LIABILITIES TO BANKS AND OTHERS (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Long-term liabilities	$ 134,329
Current Maturities	26,127
Liabilities to banks and others (Note 10)	108,203	62,447
Liabillities To Banks One [Member]
Long-term liabilities	134,329
Current Maturities	26,127
Liabilities to banks and others (Note 10)	108,202	60,578
Debt Instrument, Linkage Basis	NIS - Unlinked
Liabillities To Banks One [Member] | Minimum [Member]
Debt Instrument, Interest Rate, Effective Percentage	2.90%
Liabillities To Banks One [Member] | Maximum [Member]
Debt Instrument, Interest Rate, Effective Percentage	5.90%
Liabillities To Banks Two [Member]
Debt Instrument, Interest Rate, Effective Percentage	3.50%
Long-term liabilities	0
Current Maturities	0
Liabilities to banks and others (Note 10)	0	1,849
Debt Instrument, Linkage Basis	USD -Unlinked
Liabillities To Banks Three [Member]
Long-term liabilities	0
Current Maturities	0
Liabilities to banks and others (Note 10)	$ 0	$ 20
Debt Instrument, Linkage Basis	Other